FAIR VALUE MEASUREMENTS (Details)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) dividend	Dec. 31, 2022 USD ($)
FAIR VALUE MEASUREMENTS
Cash held in the Trust Account	$ 32,930,407	$ 32,930,407		$ 31,440,528	$ 234,364,451
Change in fair value of warrant liabilities	0	1,119,000	$ 186,500	0	$ (7,516,000)
Estimated fair value
FAIR VALUE MEASUREMENTS
Fair value of the convertible promissory notes	$ 0	$ 0		$ 0
Dividend yield
FAIR VALUE MEASUREMENTS
Convertible debt, measurement input	0	0		0